Other payables and accruals - Schedule Of Other Payables And Accruals (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Current Payables and Accruals Current [Line Items]
Contract liabilities	¥ 5,365	¥ 357
Deferred income validity term	6 months
VIP Membership and Coupon Sales
Disclosure of Other Current Payables and Accruals Current [Line Items]
Contract liabilities	¥ 4,961	75
Customer Advances in Charging Piles Sales
Disclosure of Other Current Payables and Accruals Current [Line Items]
Contract liabilities	50	201
Others
Disclosure of Other Current Payables and Accruals Current [Line Items]
Contract liabilities	¥ 354	¥ 81